Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial assets at amortized cost
Interest income	$ 4,220	$ 3,806
Total	9,543	4,245
Financial liabilities at amortized cost
Interest expense	(476)	(449)
Total	(474)	(1,098)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	0	(11)
Sub-total	0	(11)
Financial liabilities at amortized cost
Financial assets at amortized cost
Gain on foreign currency transactions	2	0
Unrealized gain on foreign currency	0	0
Loss on foreign currency transactions	0	(638)
Financial liabilities at amortized cost
Interest expense	(476)	(449)
Gain on foreign currency transactions	2	0
Unrealized gain on foreign currency	0	0
Loss on foreign currency transactions	0	(638)
Sub-total	(474)	(1,087)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	20	290
Loss on valuation of financial assets	0	0
Gains (losses) on disposal	660	0
Sub-total	680	290
Financial assets at amortized cost
Unrealized gain on foreign currency	0	0
Financial liabilities at amortized cost
Unrealized gain on foreign currency	0	0
Financial assets at amortized cost
Financial assets at amortized cost
Interest income	4,220	3,806
Gain on foreign currency transactions	1,923	309
Unrealized gain on foreign currency	2,851	207
Loss on foreign currency transactions	(99)	(31)
Unrealized loss on foreign currency	(32)	(336)
Sub-total	8,863	3,955
Financial liabilities at amortized cost
Gain on foreign currency transactions	1,923	309
Unrealized gain on foreign currency	2,851	207
Loss on foreign currency transactions	$ (99)	$ (31)